INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Weighted average useful lives of intangible assets
Beginning balance	¥ 900,335	$ 2,282,473	¥ 1,552,460
Accumulated Amortization	(744,083)		(614,355)
Amortization expense	(122,470)	$ (17,756)	(94,751)	¥ (72,690)
Impairment	¥ (41,259)		(37,770)	(38,654)
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true	true
Ending balance	¥ 1,497,131	$ 217,064	900,335	1,552,460
Purchased software
Weighted average useful lives of intangible assets
Beginning balance	55,182	207,565	177,421
Accumulated Amortization	(139,443)		(122,239)
Ending balance	68,122	9,877	55,182	177,421
Radio Spectrum License
Weighted average useful lives of intangible assets
Beginning balance	11,341	134,543	123,167
Accumulated Amortization	(83,294)		(74,056)
Impairment	(41,259)		(37,770)
Ending balance	9,990	1,448	11,341	123,167
Operating Permits
Weighted average useful lives of intangible assets
Beginning balance	600,299	1,217,876	625,129
Accumulated Amortization	(56,433)		(24,830)
Ending balance	1,161,443	168,393	600,299	625,129
Technology Platform
Weighted average useful lives of intangible assets
Beginning balance	25,273	38,050	38,050
Accumulated Amortization	(29,363)		(12,777)
Ending balance	8,687	1,259	25,273	38,050
Customer relationships
Weighted average useful lives of intangible assets
Beginning balance	53,827	257,183	257,183
Accumulated Amortization	(224,705)		(203,356)
Ending balance	32,478	4,709	53,827	257,183
Licenses
Weighted average useful lives of intangible assets
Beginning balance	2,729	5,772	5,772
Accumulated Amortization	(3,428)		(3,043)
Ending balance	2,344	340	2,729	5,772
Supplier relationships
Weighted average useful lives of intangible assets
Beginning balance	7,847	39,053	39,053
Accumulated Amortization	(34,281)		(31,206)
Ending balance	4,772	692	7,847	39,053
Trade names
Weighted average useful lives of intangible assets
Beginning balance	73,151	116,266	116,266
Accumulated Amortization	(48,929)		(43,115)
Ending balance	67,337	9,763	73,151	116,266
Customer contract.
Weighted average useful lives of intangible assets
Beginning balance	53,820	190,141	109,717
Accumulated Amortization	(68,622)		(55,897)
Ending balance	121,519	17,619	53,820	109,717
Non - Complete Agreement
Weighted average useful lives of intangible assets
Beginning balance		1,800	1,800
Accumulated Amortization	(1,800)		(1,800)
Ending balance		0		1,800
Internal-use software
Weighted average useful lives of intangible assets
Beginning balance	16,866	74,224	58,902
Accumulated Amortization	(53,785)		(42,036)
Ending balance	¥ 20,439	$ 2,964	¥ 16,866	¥ 58,902